Prepaid, Current and Non-Current Assets - Schedule of Prepaid, Current and Non-Current Assets (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid, Current and Non-Current Assets [Abstract]
Receivables from statutory authorities	$ 5,081,260	$ 2,691,800	$ 1,904,859
Prepaid expense - stock compensation current	1,157,911	1,074,991	1,066,991
Security deposit	317,844	157,574	299,540
Other prepaid- current assets	3,209,188	2,513,973	2,186,186
Prepaid and other current assets	9,766,203	6,438,338	5,457,576
Prepaid expense - stock compensation non-current	2,544,836	3,052,445	4,090,131
Security deposits	361,521	145,198	225,488
Other prepaid- non-current Asset	126,121	143,885	6,825
Prepaid and other non current assets	3,032,478	3,341,528	4,322,444
Total prepaid, current and non current assets	$ 12,798,681	$ 9,779,866	$ 9,780,020